Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 43	€ 29	[1]	€ 123	[1]
Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	931	905		864
Total accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(889)	(875)		(741)
Patents, licenses, trademarks [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	201	201		414
Patents, licenses, trademarks [member] | Total accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(201)	(200)		(340)
Software [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	730	703		450
Software [member] | Total accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ (688)	€ (675)		€ (401)

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.